Reserves - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assurant Health and AEB
Claims and Benefits Payable
Favorable (unfavorable) loss development	$ 2,697	$ (340)	$ 2,097